Disposal of Subsidiaries - Summary of Net Cash Inflow on Disposal of Susbsidiaries (Detail) - 12 months ended Dec. 31, 2020 - SPL Cayman Holdings Limited [member] $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents	$ 4,078,844	$ 145,258
Less: Cash and cash equivalent balances disposed of	(200,347)	(7,135)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)	(161,458)	(5,750)
Net cash inflow on disposals of subsidiaries	$ 3,717,039	$ 132,373